BALANCE SHEET COMPONENTS - Marketable Securities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities [Line Items]
Cost or Amortized Cost	$ 5,005	$ 53,508	$ 68,266
Unrealized Gains	0	45	56
Fair value	5,005	53,553	68,322
U.S government securities
Marketable Securities [Line Items]
Cost or Amortized Cost	5,005	53,508	68,266
Unrealized Gains	0	45	56
Fair value	$ 5,005	$ 53,553	68,322
Long-term Investments.
Marketable Securities [Line Items]
Cost or Amortized Cost			7,298
Unrealized Gains			13
Fair value			$ 7,311